Nature of Operations and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

Nature of Operations

The Company and its subsidiaries’ principal business activity involves acquiring raw land and developed lots for the purpose of building and selling single-family and multifamily dwellings in the Puget Sound region of Washington State. The Company utilizes its heavy equipment resources to develop lots for the creation of inventory for its residential construction arm and to provide development infrastructure construction on a contract basis to other home builders. Single-family construction and infrastructure construction contracts vary but are typically less than one year.

On August 1, 2019, the Company changed its name from Harbor Custom Homes, Inc. to Harbor Custom Development, Inc.

The Company became subject to the reporting requirements of the Securities Exchange Act of 1934, had securities registered for sale to the public pursuant to the Securities Act of 1933, and started trading on NASDAQ August 28, 2020.

Nature of Operations

The Company and its subsidiaries principal business activity involves acquiring raw land and developed lots for the purpose of building and selling single-family and multifamily dwellings in the Puget Sound region of Washington State. The Company utilizes its heavy equipment resources to develop lots for the creation of inventory for its residential construction arm and to provide development infrastructure construction on a contract basis to other home builders. Single-family construction and infrastructure construction contracts vary but are typically less than one year.

Effective October 1, 2018, the Company converted from a Washington Limited Liability Company (S-corporation) to a Washington Profit Corporation (C-corporation).

On August 1, 2019, the Company changed its name from Harbor Custom Homes, Inc. to Harbor Custom Development, Inc.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the following subsidiaries of Harbor Custom Development, Inc. as of the reporting period ending dates as follows (all entities are formed as Washington LLCs):

			Attributable Interest
Names	Dates of Formation	9/30/20	12/31/19	9/30/19
Saylor View Estates, LLC	March 30, 2014	51%	51%	51%
Harbor Excavation, LLC*	July 3, 2017	N/A	N/A	90%
Harbor Materials, LLC	July 5, 2018	100%	100%	100%
Belfair Apartments, LLC	December 3, 2019	100%	100%	100%

* Harbor Excavation, LLC was voluntarily dissolved with the State of Washington as of June 14, 2019.

All intercompany transactions and balances have been eliminated in consolidation.

As of September 30, 2020, and December 31, 2019, the aggregate non-controlling interest was $(1,288,700) and $(1,060,600).

Principles of Consolidation

The consolidated financial statements include the following subsidiaries of Harbor Custom Development, Inc. as of the reporting period ending dates as follows (all entities are formed as Washington LLCs):

		Attributable Interest
Names	Dates of Formation	2019	2018
Bay Vista Blvd Apartments, LLC*	May 15, 2017	N/A	50%
Saylor View Estates, LLC	March 30, 2014	51%	51%
Harbor Excavation, LLC**	July 3,2017	N/A	90%
Harbor Materials, LLC	July 5, 2018	100%	100%
Werner RD Industrial, LLC	December 15, 2017	100%	100%
Belfair Apartments, LLC	December 3,2019	100%	N/A

* Bay Vista Blvd Apartments, LLC was closed as of December 31, 2018 with the IRS and dissolved with the State of Washington as of October 3, 2019.

** Harbor Excavation, LLC was voluntarily dissolved with the State of Washington as of June 14, 2019.

All intercompany transactions and balances have been eliminated in consolidation.

As of December 31, 2019, and December 31, 2018, the aggregate non-controlling interest was $(1,060,600) and $(789,400) as restated, respectively.

Basis of Presentation

Basis of Presentation

The unaudited financial information furnished herein reflects all adjustments, consisting solely of normal recurring items, which in the opinion of management are necessary to fairly state the financial position of the Company and the results of its operations for the periods presented. This report should be read in conjunction with the Company’s consolidated financial statements and notes thereto included in the Company’s Registration Statement on Form S-1 for the year ended December 31, 2019 filed with the Securities and Exchange Commission on August 25, 2020. The Company assumes that the users of the interim financial information herein have read or have access to the audited financial statements for the preceding fiscal year and the adequacy of additional disclosure needed for a fair presentation may be determined in that context. The condensed consolidated balance sheet at December 31, 2019 was derived from the audited financial statements but does not include all disclosures required by accounting principles generally accepted in the United States of America. The results of operations for the interim periods presented are not necessarily indicative of results for the year ending December 31, 2020.

The Company’s Board of Directors and Stockholders approved a 1-for-2.22 reverse split of the Company’s common stock, which was effected on April 15, 2020. The reverse split combined each 2.22 shares of the Company’s outstanding common stock into one share of common stock. No fractional shares were issued in connection with the reverse split, and any fractional shares resulting from the reverse split were rounded up to the nearest whole share. All references to common stock, options to purchase common stock, restricted stock, share data, per share data, and related information, as applicable have been adjusted in the financial statements to reflect the split of the common stock as if it had occurred at the beginning of the earliest period presented.

All numbers in these financial statements are rounded to the nearest $100.

Basis of Presentation

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

All numbers in these financial statements are rounded to the nearest $100.

Reclassification	Reclassification Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.
Use of Estimates

Use of Estimates

Management uses estimates and assumptions in preparing these financial statements in accordance with generally accepted accounting principles. Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses. Actual results could vary from the estimates that were used.

Use of Estimates

Management uses estimates and assumptions in preparing these financial statements in accordance with generally accepted accounting principles. Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported revenues and expenses. Actual results could vary, from the estimates that were used.

Stock-Based Compensation

Stock-Based Compensation

Effective as of November 19, 2018, the Company’s Board of Directors and Stockholders approved and adopted the 2018 Incentive and Non-Statutory Stock Option Plan (the “2018 Plan”). The 2018 Plan allows the Administrator (as defined in the 2018 Plan), currently the Board of Directors, to determine the issuance of incentive stock options and non-qualified stock options stock to eligible employees and outside directors and consultants of the Company. The Company has reserved 675,676 shares of common stock for issuance under the 2018 Plan.

The Company accounts for stock-based compensation in accordance with ASC Topic 718, “Compensation – Stock Compensation” (“ASC 718”) which establishes financial accounting and reporting standards for stock-based employee compensation. It defines a fair value-based method of accounting for an employee stock option or similar equity instrument.

The Company recognizes all forms of share-based payments, including stock option grants, warrants and restricted stock grants, at their fair value on the grant date, which are based on the estimated number of awards that are ultimately expected to vest.

Share-based payments are valued using a Black-Scholes option pricing model. Grants of share-based payment awards issued to non-employees for services rendered have been recorded at the fair value of the share-based payment. The grants are amortized on a straight-line basis over the requisite service periods, which is generally the vesting period. If an award is granted, but vesting does not occur, any previously recognized compensation cost is reversed in the period related to the termination of service.

Stock-based compensation expenses are included in selling, general and administrative expenses in the consolidated statement of operations.

For the nine months ended September 30, 2020 and 2019 when computing fair value of share-based payments, the Company has considered the following variables:

	September 30, 2020	September 30, 2019
Risk-free interest rate	0.47% - 1.46%	1.56%
Exercise Price	$2.22 - $7.50	$0.18
Expected life of grants	2.99 - 6.00 years	6.53 years
Expected volatility of underlying stock	32.39% - 43.41%	32.34%
Dividends	0%	0%

The expected option term is computed using the “simplified” method as permitted under the provisions of ASC 718-10-S99. The Company uses the simplified method to calculate expected term of share options and similar instruments as the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term. The share price as of the grant date was determined by an independent third party 409(a) valuation until the Company became publicly traded. Now that the Company’s stock is publicly traded, the value is determined by the trading price at the time of grant. Expected volatility is based on the historical stock price volatility of comparable companies’ common stock, as the Company’s stock does not have sufficient historical trading activity. Risk free interest rates were obtained from U.S. Treasury rates for the applicable periods.

Stock-Based Compensation

Effective as of November 19, 2018, the Company’s Board of Directors and Stockholders approved and adopted the 2018 Incentive and Non-Statutory Stock Option Plan (the “2018 Plan”). The 2018 Plan allows the Administrator (as defined in the 2018 Plan), currently the Board of Directors, to determine the issuance of incentive stock options, non-qualified stock options and restricted stock to eligible employees and outside directors and consultants of the Company. The Company has reserved 675,676 shares of common stock for issuance under the 2018 Plan.

The Company accounts for stock-based compensation in accordance with ASC Topic 718, “Compensation – Stock Compensation” (“ASC 718”) which establishes financial accounting and reporting standards for stock-based employee compensation. It defines a fair value-based method of accounting for an employee stock option or similar equity instrument.

The Company recognizes all forms of share-based payments, including stock option grants, warrants and restricted stock grants, at their fair value on the grant date, which are based on the estimated number of awards that are ultimately expected to vest.

Share-based payments are valued using a Black-Scholes option pricing model. Grants of share-based payment awards issued to non-employees for services rendered have been recorded at the fair value of the share-based payment. The grants are amortized on a straight-line basis over the requisite service periods, which is generally the vesting period. If an award is granted, but vesting does not occur, any previously recognized compensation cost is reversed in the period related to the termination of service. Stock-based compensation expenses are included in selling, general and administrative expenses in the consolidated statement of operations.

For the years ended December 31, 2019 and 2018 when computing fair value of share-based payments, the Company has considered the following variables:

	December 31, 2019	December 31, 2018
Risk-free interest rate	1.56-1.84%	2.46-2.59%
Exercise Price	$0.40	$0.40 - $0.44
Expected life of grants	5.0-6.53 years	2.50 – 6.51 years
Expected volatility of underlying stock	31.75-32.89%	26.9 – 31.49%
Dividends	0%	0%

The expected option term is computed using the “simplified” method as permitted under the provisions of ASC 718-10-S99. The Company uses the simplified method to calculate expected term of share options and similar instruments as the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term. The share price as of the grant date was determined by an independent third party 409(a) valuation. Expected volatility is based on the historical stock price volatility of comparable companies’ common stock, as our stock does not have sufficient historical trading activity. Risk free interest rates were obtained from U.S. Treasury rates for the applicable periods.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Earnings (loss) per share (“EPS”) is the amount of earnings attributable to each share of common stock. For convenience, the term is used to refer to either earnings or loss per share. EPS is computed pursuant to Section 260-10-45 of the FASB Accounting Standards Codification. Pursuant to ASC Paragraphs 260-10-45-10 through 260-10-45-16, basic EPS shall be computed by dividing income available to common stockholders (the numerator) by the weighted-average number of common shares outstanding (the denominator) during the period. Income available to common stockholders shall be computed by deducting both the dividends declared in the period on preferred stock (whether or not paid) and the dividends accumulated for the period on cumulative preferred stock (whether or not earned) from income from continuing operations (if that amount appears in the income statement) and also from net income. The computation of diluted EPS is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued during the period to reflect the potential dilution that could occur from common shares issuable through contingent shares issuance arrangement, stock options or warrants.

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net income (loss) attributable to common stockholders per common share.

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
Numerator:
Net loss attributable to common stockholders	$(437,100)	$(493,400)	(1,620,200)	$(1,608,000)
Effect of dilutive securities:	-	-	-	-

Diluted net loss	$(437,100)	$(493,000)	(1,620,200)	$(1,608,000)

Denominator:
Weighted average common shares outstanding - basic	4,180,054	3,513,517	3,737,318	3,513,517
Dilutive securities (a):
Options	-	-	-	-
Warrants	-	-	-	-

Weighted average common shares outstanding and assumed conversion – diluted	4,180,054	3,513,517	3,737,318	3,513,517

Basic net loss per common share	$(0.10)	$(0.14)	(0.43)	$(0.46)

Diluted net loss per common share	$(0.10)	$(0.14)	(0.43)	$(0.46)

(a) - Anti-dilutive securities excluded:	164,308	102,690	164,308	102,690

Earnings (Loss) Per Share

Earnings per share (“EPS”) is the amount of earnings attributable to each share of common stock. For convenience, the term is used to refer to either earnings or loss per share. EPS is computed pursuant to Section 260-10-45 of the FASB Accounting Standards Codification. Pursuant to ASC Paragraphs 260-10-45-10 through 260-10-45-16, basic EPS shall be computed by dividing income available to common stockholders (the numerator) by the weighted-average number of common shares outstanding (the denominator) during the period. Income available to common stockholders shall be computed by deducting both the dividends declared in the period on preferred stock (whether or not paid) and the dividends accumulated for the period on cumulative preferred stock (whether or not earned) from income from continuing operations (if that amount appears in the income statement) and also from net income. The computation of diluted EPS is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued during the period to reflect the potential dilution that could occur from common shares issuable through contingent shares issuance arrangement, stock options or warrants.

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net income (loss) attributable to common stockholders per common share.

		(As Restated)
	December 31, 2019	December 31, 2018

Numerator:
Net income (loss) attributable to common stockholders	$235,600	$(1,390,400)
Effect of dilutive securities:	—	—

Diluted net income (loss)	$235,600	$(1,390,400)

Denominator:
Weighted average common shares outstanding - basic	3,513,517	3,513,517
Dilutive securities (a):
Options	-	-
Warrants	-	-

Weighted average common shares outstanding and assumed conversion – diluted	3,513,517	3,513,517

Basic net income (loss) per common share	$0.07	$(0.40)

Diluted net income (loss) per common share	$0.07	$(0.40)

(a) - Anti-dilutive securities excluded:	139,742	-

Fair Value of Financial Instruments

Fair Value of Financial Instruments

For purpose of this disclosure, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced sale or liquidation. The carrying amount of the Company’s short-term financial instruments approximates fair value due to relatively short period to maturity for these instruments.

Fair Value of Financial Instruments

For purpose of this disclosure, the fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced sale or liquidation. The carrying amount of the company short-term financial instruments approximates fair value due to relatively short period to maturity for these instruments.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all short-term debt securities purchased with a maturity of three months or less to be cash equivalents. There were no cash equivalents as of September 30, 2020 and December 31, 2019.

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all short-term debt securities purchased with a maturity of three months or less to be cash equivalents. There were no cash equivalents as of December 31, 2019 and 2018.

Restricted Cash

Restricted Cash

As part of the purchase of a quarry parcel, the Company received a mining permit which is not currently utilized. As part of the transfer process, the Washington State Department of Natural Resources required a bond or cash equivalent of $139,000. The Company has chosen to establish a restricted deposit account with the Company’s financial institution. In 2019, the restricted cash was transferred to the Sterling Griffin President as part of the land distribution as discussed in Note 11.

Accounts Receivable

Accounts Receivable

Accounts receivable are reported at the amount the Company expects to collect from outstanding balances. The Company provides an allowance for doubtful accounts based upon a review of the outstanding accounts receivable, historical collection information and existing economic conditions. The Company determines if receivables are past due based on days outstanding, and amounts are written off when determined to be uncollectible by management. The allowance for doubtful accounts were $0 and $11,300 as of September 30, 2020 and December 31, 2019.

Accounts Receivable

Accounts receivable are reported at the amount the Company expects to collect from outstanding balances. The Company provides an allowance for doubtful accounts based upon a review of the outstanding accounts receivable, historical collection information and existing economic conditions. The Company determines if receivables are past due based on days outstanding, and amounts are written off when determined to be uncollectible by management. The allowance for doubtful accounts was $11,300 and $0 at December 31, 2019 and 2018.

Property and Equipment and Depreciation

Property and Equipment and Depreciation

Property and equipment are recorded at cost. Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to operations as incurred. Depreciation is computed by the straight-line method (after considering their respective estimated residual values) over the estimated useful lives:

Construction Equipment	10 years
Leasehold improvements	The lesser of 10 years or the remaining life of the lease
Furniture and Fixtures	5 years
Computers	3 years
Vehicles	10 years

Property and Equipment and Depreciation

Property and equipment are recorded at cost. Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to operations as incurred. Depreciation is computed by the straight-line method (after considering their respective estimated residual values) over the estimated useful lives:

Construction Equipment	10 years
Leasehold improvements	The lesser of 10 years or the remaining life of the lease
Furniture and Fixtures	5 years
Computers	3 years
Vehicles	10 years

Real Estate Assets

Real Estate Assets

Real estate assets are recorded at cost, except when real estate assets are acquired that meet the definition of a business combination in accordance with Financial Accounting Standards Board (“FASB”) ASC 805, “Business Combinations,” which acquired assets are recorded at fair value. Interest, property taxes, insurance and other incremental costs (including salaries) directly related to a project are capitalized during construction period of major facilities and land improvements. The capitalization period begins when activities to develop the parcel commence and ends when the asset constructed is completed. The capitalized costs are recorded as part of the asset to which they relate and are reduced when lots are sold.

The Company capitalized interest from related party borrowings of $203,600 and $450,000 for the three months ended September 30, 2020 and 2019, respectively. The Company capitalized interest from related party borrowings of $840,000 and $710,200 for the nine months ended September 30, 2020 and 2019, respectively. The Company capitalized interest from third-party borrowings of $783,100 and $260,200 for the three months ended September 30, 2020 and 2019, respectively. The Company capitalized interest from third-party borrowings of $1,834,000 and $1,098,900 for the nine months ended September 30, 2020 and 2019, respectively.

A property is classified as “held for sale” when all of the following criteria for a plan of sale have been met:

(1) Management, having the authority to approve the action, commits to a plan to sell the property;

(2) The property is available for immediate sale in its present condition, subject only to terms that are usual and customary;

(3) An active program to locate a buyer and other actions required to complete the plan to sell have been initiated;

(4) The sale of the property is probable and is expected to be completed within one year of the property being under a contract to be sold;

(5) The property is being actively marketed for sale at a price that is reasonable in relation to its current fair value, and

(6) Actions necessary to complete the plan of sale indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

When all of these criteria have been met, the property is classified as “held for sale.”

In addition to the annual assessment of potential triggering events in accordance with ASC 360, the Company applies a fair value-based impairment test to the net book value assets on an annual basis and on an interim basis if certain events or circumstances indicate that an impairment loss may have occurred.

As of September 30, 2020 and December 31, 2019, there was no impairment recognized for any of the projects.

Real Estate Assets

Real estate assets are recorded at cost, except when real estate assets are acquired that meet the definition of a business combination in accordance with Financial Accounting Standards Board (“FASB”) ASC 805, “Business Combinations,” which acquired assets are recorded at fair value. Interest, property taxes, insurance, and other incremental costs (including salaries) directly related to a project are capitalized during construction period of major facilities and land improvements. The capitalization period begins when activities to develop the parcel commence and ends when the asset constructed is completed. The capitalized costs are recorded as part of the asset to which they relate and are reduced when lots are sold.

The Company capitalized interest from related party borrowings of $1,229,400 and $228,600 for the years ended December 31, 2019 and 2018, respectively. The Company capitalized interest from third-party borrowings of $1,563,700 and $1,375,000 for the years ended December 31, 2019 and 2018 respectively.

A property is classified as “held for sale” when all the following criteria for a plan of sale have been met:

(1) Management, having the authority to approve the action, commits to a plan to sell the property.

(2) The property is available for immediate sale in its present condition, subject only to terms that are usual and customary.

(3) An active program to locate a buyer and other actions required to complete the plan to sell, have been initiated.

(4) The sale of the property is probable and is expected to be completed within one year of the property being under a contract to be sold.

(5) The property is being actively marketed for sale at a price that is reasonable in relation to its current fair value, and

(6) Actions necessary to complete the plan of sale indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

When all of these criteria have been met, the property is classified as “held for sale”.

In addition to our annual assessment of potential triggering events in accordance with ASC 360, the Company applies a fair value-based impairment test to the net book value assets on an annual basis and on an interim basis if certain events or circumstances indicate that an impairment loss may have occurred.

As of December 31, 2019 and 2018, there was no impairment recognized for any of the projects.

Revenue and Cost Recognition

Revenue and Cost Recognition

Accounting Standards codification (“ASC”) 606, Revenue from Contracts with Customers (“ASC 606”), establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contract to provide goods or services to customers.

In accordance with ASC 606, revenue is recognized when a customer obtains control of promised good or services. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled to receive in exchange for these goods or services. The provision of ASC 606 includes a five-step process by which the Company determines revenue recognition, depicting the transfer of goods or services to customers in amounts reflecting the payment to which the Company expects to be entitled in exchange for those goods or services.

ASC 606 requires the Company to apply the following steps: (1) identify the contract with the customers; (2) identify performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the Company satisfies the performance obligations.

A detailed breakdown of the five-step process for the revenue recognition of Real Estate Revenue is as follows:

1. Identify the contract with a customer

The Company has signed agreements with home buyers to purchase a lot with a completed house.

2. Identify the performance obligations in the contract

Performance obligations of the Company include delivering a developed lot with a completed house to the customer which meets certain specifications outlined in the contract.

3. Determine the transaction price

The transaction price is fixed and specified in the contract. Any subsequent change orders or price changes are required to be approved by both parties.

4. Allocation of the transaction price to performance obligations in the contract

Each lot with a completed house is a separate performance obligation for which the specific price in the contract is allocated.

5. Recognize revenue when (or as) the entity satisfies a performance obligation

The Company recognizes revenue when title is transferred. The Company does not have further performance obligations once title is transferred.

A detailed breakdown of the five-step process for the revenue recognition of Construction Materials sold to or received from contractors is as follows:

1. Identify the contract with a customer

There are no signed contracts. Each transaction is verbally agreed to with the customer.

2. Identify the performance obligations in the contract

To deliver or receive materials from customers and based on the verbal agreement reached.

3. Determine the transaction price

The Company has a set price list for receiving approved fill materials to recycle or provide customers with a combination of said materials.

4. Allocation of the transaction price to performance obligations in the contract

There is only one performance obligation, which is to pick up or deliver the materials. The entire transaction price is therefore allocated to the performance obligation.

5. Recognize revenue when (or as) the entity satisfies a performance obligation

The performance obligation is fulfilled and revenue recognized when the materials have been received or delivered by the Company.

Revenues for Real Estate and Construction Materials:

Revenues from contracts with customers are summarized by product category as follows:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
Real Estate	$7,704,300	$6,616,700	$25,625,300	$17,485,900
Construction Materials	102,200	167,100	452,000	252,000
Total Revenue	$7,806,500	$6,783,800	$26,077,300	$17,737,900

Revenue and Cost Recognition

Accounting Standards codification (“ASC”) 606, Revenue from Contracts with Customers (“ASC 606”), establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash flows arising from the entity’s contract to provide goods or services to customers. The Company adopted this new standard on January 1, 2018 under the modified retrospective method. The adoption did not have a material effect on our financial statements.

In accordance with ASC 606, revenue is recognized when a customer obtains control of promised good or services. The amount of revenue recognized reflects the consideration to which we expect to be entitled to receive in exchange for these goods or services. The provision of ASC 606 includes a five-step process by which we determine revenue recognition, depicting the transfer of goods or services to customers in amounts reflecting the payment to which we expect to be entitled in exchange for those goods or services.

ASC 606 requires us to apply the following steps: (1) identify the contract with the customers; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, we satisfy the performance obligations.

A detailed breakdown of the five-step process for the revenue recognition of Real Estate Revenue is as follows:

1. Identify the contract with a customer

The Company has signed agreements with home buyer to purchase a lot with a completed house. The contract has agreed upon prices, timelines, and specifications for what is to be provided.

2. Identify the performance obligations in the contract

Performance obligations of the company include delivering a develop lot with a completed house to the customer, which are required to meet certain specifications that are outlined in the contract. The customer inspects the house prior to accepting title to ensure all specifications are met.

3. Determine the transaction price

The transaction price is fixed and specified in the contract. Any subsequent change orders or price changes are required to be approved by both parties.

4. Allocation of the transaction price to performance obligations in the contract

Each lot with a completed house is a separate performance obligation, for which the specific price in the contract is allocated.

5. Recognize revenue when (or as) the entity satisfies a performance obligation

The buyer does the inspection to make sure all conditions/requirements are met before taking title of house. The Company recognizes revenue when title is transferred. The Company does not have further performance obligation once title is transferred.

A detailed breakdown of the five-step process for the revenue recognition of Construction Materials sold to or received from contractors is as follows:

1. Identify the contract with a customer

There are no signed contracts. Each transaction is verbally agreed to with the customer.

2. Identify the performance obligations in the contract

To deliver or receive materials from customers and based on the verbal agreement reached.

3. Determine the transaction price

The Company has a set price list for receiving approved fill materials to recycle or provide customers with a combination of said materials. This is open to negotiation by the sales staff in special circumstances. Each load of materials is weighed at a state certified scale and a weight ticket is generated. If it is material received it generates revenue for the disposal of the material for the customer. If construction material is sold it generates revenue from the sale of said material to the customer. The weight ticket goes to the accounting department and is used to generate an invoice to the customer.

4. Allocation of the transaction price to performance obligations in the contract

There is only one performance obligation, which is to pick up or deliver the materials. The entire transaction price is therefore allocated to the performance obligation.

5. Recognize revenue when (or as) the entity satisfies a performance obligation

The performance obligation is fulfilled, and revenue recognized when the materials have been received or delivered by the company.

Revenues for Real Estate and Construction Materials:

For the years ended December 31, 2019 and 2018, revenues from contracts with customers are summarized by product category as follows:

	12/31/2019	As restated 12/31/2018
Real Estate	$30,683,400	$5,290,000
Construction Materials	270,100	440,300
Total Revenue	$30,953,500	$5,730,300

Contract Asset and Contract Liabilities

Contract Asset and Contract Liabilities

Based on our real estate contracts, when a certified closing statement is received our performance obligations have been satisfied, at which point the payment is unconditional. Accordingly, our contracts do not give rise to contract assets or liabilities under ASC 606. There are no accounts receivable relating to these contracts as amounts are fully paid at closing of the property.

Based on our Construction Material sales activity net trade accounts receivables are generated and were $11,800 and $52,000 December 31,2019 and 2018, respectively.

Cost of Sales

Cost of Sales

Land acquisition costs are allocated to each lot based on the size of the lot comparing to the total size of all lots in a project. Development cost and capitalized interest are allocated to lots sold based on the area method.

Costs relating to the handling of recycled construction materials and converting items into usable construction materials for resale are charged to cost of sales as incurred.

Cost of Sales

Land acquisitions costs are allocated to each lot based on the size of the lot comparing to the total size of all lots in a project. Development cost and capitalized interest are allocated to lots sold based on the area method.

Cost relating to the handling of recycled construction materials and converting items into usable construction materials for resale are charged to cost of sales as incurred.

Advertising

Advertising

Costs for designing, producing, and communicating advertising are expensed as incurred. Advertising expense for the three months ended September 30, 2020 and 2019 was $0 and $4,400, respectively. Advertising expense for the nine months ended September 30, 2020 and 2019 was $8,500 and $6,000, respectively.

Advertising

Costs for designing, producing, and communicating advertising are expensed as incurred. Advertising expense for the years ended December 31, 2019 and 2018 were $67,500 and $8,500, respectively.

Leases

Leases

In February 2016, the FASB issued ASU 2016-02 “Leases” (Topic 842) which amended guidance for lease arrangements to increase transparency and comparability by providing additional information to users of financial statements regarding an entity’s leasing activities. Subsequent to the issuance of Topic 842, the FASB clarified the guidance through several ASUs; hereinafter the collection of lease guidance is referred to as ASC 842. The revised guidance seeks to achieve this objective by requiring reporting entities to recognize lease assets and lease liabilities on the balance sheet for substantially all lease arrangements.

On January 1, 2019, the Company adopted ASC 842 using the modified retrospective approach and recognized a right of use (“ROU”) asset and related liability in the condensed consolidated balance sheet in the amount of $474,200 related to the operating lease for office and warehouse space.

As part of the adoption, the Company elected the practical expedients permitted under the transition guidance within the new standard, which, among other things, allowed the Company to:

1.	Not separate non-lease components from lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component;

2.	Not to apply the recognition requirements in ASC 842 to short-term leases; and

3.	Not record a right of use asset or right of use liability for leases with an asset or liability balance that would be considered immaterial.

Leases

In February 2016, the FASB issued ASU 2016-02 “Leases” (Topic 842) which amended guidance for lease arrangements to increase transparency and comparability by providing additional information to users of financial statements regarding an entity’s leasing activities. Subsequent to the issuance of Topic 842, the FASB clarified the guidance through several ASUs; hereinafter the collection of lease guidance is referred to as ASC 842. The revised guidance seeks to achieve this objective by requiring reporting entities to recognize lease assets and lease liabilities on the balance sheet for substantially all lease arrangements.

On January 1, 2019, the Company adopted ASC 842 using the modified retrospective approach and recognized a right of use (“ROU”) asset and liability in the condensed consolidated balance sheet in the amount of $474,200 related to the operating lease for office and warehouse space. Results for the year ended December 31, 2019 are presented under ASC 842, while prior period amounts were not adjusted and continue to be reported in accordance with the legacy accounting guidance under ASC Topic 840, Leases.

As part of the adoption the Company elected the practical expedients permitted under the transition guidance within the new standard, which among other things, allowed the Company to:

1.	Not separate non-lease components from lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component.

2.	Not to apply the recognition requirements in ASC 842 to short-term leases.

3.	Not record a right of use asset or right of use liability for leases with an asset or liability balance that would be considered immaterial.

Refer to Note 12. Leases for additional disclosures required by ASC 842.

Income Taxes

Income Taxes

Deferred income tax assets and liabilities are determined based on the estimated future tax effects of net operating loss, credit carryforwards and temporary differences between the tax basis of assets and liabilities and their respective financial reporting amounts measured at the current enacted tax rates.

The Company recognizes a tax benefit for an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. There are no uncertain tax positions as of September 30, 2020 and December 31, 2019.

Income Taxes

Deferred income tax assets and liabilities are determined based on the estimated future tax effects of net operating loss, credit carryforwards and temporary differences between the tax basis of assets and liabilities and their respective financial reporting amounts measured at the current enacted tax rates.

The Company recognizes a tax benefit for an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position.

As of February 15, 2014, the Company had elected to be taxed under the provisions of Subchapter S of the Internal Revenue Code. Under those provisions, the Company did not pay federal corporate income taxes on its taxable income. Instead, the stockholders were liable for individual federal income taxes on their respective shares.

Effective November 29, 2018, the Company converted from a Washington Limited Liability Company (S corporation) to a Washington Profit Corporation. As of that date the Company is taxed as a C corporation at the entity level.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

On February 25, 2016, the Financial Accounting Standards Board (FASB) released Accounting Standards Update No. 2016-02, Leases (Topic 842) (the Update). This ASU requires an entity to recognize a right-of-use asset (“ROU”) and lease liability for all leases with terms of more than 12 months. The amendments also require certain quantitative and qualitative disclosures about leasing arrangements. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. The new standard is effective for the Company on January 1, 2019, with early adoption permitted. The adoption has been reflected in the right of use asset and liability on the Balance Sheet.

On December 18, 2019, the Financial Accounting Standards Board (FASB) released Accounting Standards Update No. 2019-12, Income taxes (Topic 740) (the Update). The Board issued this update as part of its initiative to reduce complexity in accounting standards. The Update is effective for fiscal years beginning after December 15, 2020. The Company is currently evaluating the effect of this standard.

Recent Accounting Pronouncements

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (ASU 2016-18), which requires that restricted cash and cash equivalents be included as components of total cash and cash equivalents as presented on the statement of cash flows. ASU 2016-18 was effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017 and a retrospective transition method is required. This guidance did not impact financial results but resulted in a change in the presentation of restricted cash and restricted cash equivalents within the statement of cash flows. The Company adopted this guidance in 2018.

On February 25, 2016, the Financial Accounting Standards Board (FASB) released Accounting Standards Update No. 2016-02, Leases (Topic 842) (the Update). This ASU requires an entity to recognize a right-of-use asset (“ROU”) and lease liability for all leases with terms of more than 12 months. The amendments also require certain quantitative and qualitative disclosures about leasing arrangements. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. The new standard is effective for the Company on January 1, 2019, with early adoption permitted. The adoption has been reflected in ROU asset and liability on the Balance sheet.

In May 2014, the FASB issued accounting standard update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-09”). The standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies will need to use more judgment and make more estimates than under previous guidance. This may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation.

In July 2015, the FASB approved the proposal to defer the effective date of ASU 2014-09 standard by one year. Early adoption was permitted after December 15, 2016, and the standard became effective for public entities for annual reporting periods beginning after December 15, 2017 and interim periods therein. In 2016, the FASB issued final amendments to clarify the implementation guidance for principal versus agent considerations (ASU No. 2016-08), accounting for licenses of intellectual property and identifying performance obligations (ASU No. 2016-10), narrow-scope improvements and practical expedients (ASU No. 2016-12) and technical corrections and improvements to ASU 2014-09 (ASU No. 2016-20) in its new revenue standard. The Company reviewed customer contracts, applied the five-step model of the new standard to its contracts, and compared the results to its current accounting practices. The adoption of this standard required increased disclosures related to the disaggregation of revenue.

In March 2018, the FASB issued ASU 2018-05, “Income Taxes (Topic 740) – Amendments to SEC paragraphs Pursuant to SEC Staff Accounting Bulletin (SAB) No. 118.” ASU 2018-05 amends the Accounting Standards Codification to incorporate various SEC paragraphs pursuant to the issuance of SAB 118, which addresses the application of generally accepted accounting principles in situations when a registrant does not have necessary information available, prepared, or analyzed (including computation) in reasonable detail to complete the accounting for certain income tax effects of the Tax Cuts and Jobs Act. The ASU does not have material impact on the Company.

Effective January 1, 2019, upon the adoption of ASU No. 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”), equity-classified share-based payment awards issued to nonemployees will be measured at grant date fair value similarly to those of employees (see Recently Adopted Accounting Pronouncements). Prior to the adoption of ASU 2018-07, and for the year ending December 31, 2018, compensation expense for share-based awards granted to nonemployees was recognized over the period during which services were rendered by such nonemployees until completed. At the end of each financial reporting period prior to completion of the service, the fair value of these awards was remeasured using the then-current fair value of the Company’s common shares and updated assumption inputs in the Black-Scholes option-pricing model, as applicable. After the adoption of ASU 2018-07, equity-classified share-based payment awards issued to nonemployees are no longer revalued as the equity instruments vest. ASU 2018-07 also allows entities to use the expected term to measure nonemployee options or elect to use the contractual term as the expected term, on an award-by-award basis.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or circumstances indicate that the carrying value of such assets may not be fully recoverable. Impairment is present when the sum of undiscounted estimates future cash flow expected to result from use of the assets is less than carrying value. If impairment is present, the carrying value of the impaired asset is reduced to its fair value. Fair value is determined based on discounted cash flow or appraised values, depending on the nature of the assets. As of September 30, 2020 and December 31, 2019, there were no impairment losses recognized for long-lived assets.

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or circumstances indicate that the carrying value of such assets may not be fully recoverable. Impairment is present when the sum of undiscounted estimates future cash flow expected to result from use of the assets is less than carrying value. If impairment is present, the carrying value of the impaired asset is reduced to its fair value. Fair value is determined based on discounted cash flow or appraised values, depending on the nature of the assets. As of December 31, 2019 and 2018, there were no impairment losses recognized for long-lived assets.

Offering Costs Associated with a Public Offering

Offering Costs associated with a Public Offering

The Company complies with the requirements of FASB ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering.” Offering costs of approximately $1,401,100 consist principally of costs incurred in connection with the Initial Public Offering. These costs, together with the underwriters’ discount, were netted against the proceeds of the Initial Public Offering.